U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Main Street Funds, Inc.
          3410 South Galena Street
          Denver, CO 80231-5099

2. Name of each series or class of funds for which this notice is filed:

          Oppenheimer Main Street Income & Growth Fund - Class C

3.   Investment Company Act File Number: 811-5360

     Securities Act File Number: 33-17850

4.   Last day of fiscal year for which this notice is filed:
     8/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          1,781,668      $49,599,528

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          1,781,668      $49,599,528

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): -0-

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $49,599,528
                                                    -----------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$  -0-
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$21,626,484
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $27,973,044
                                                    -----------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/3300
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $8,477
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /x/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               October 22, 1996, Fed Wire #2258


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    Oppenheimer Main Street Funds Inc. for
                    the account of Oppenheimer Main Street
                    Income and Growth Fund


                         /s/ Robert J. Bishop
                    By:_____________________________________
                       Robert J. Bishop, Assistant Treasurer

Date: 10/29/96


cc:  Allan Adams, Esq.
     Katherine Feld
     Gloria LaFond







sec\700c.24f

                     Myer, Swanson, Adams & Wolf, P.C.
                             ATTORNEYS AT LAW
Rendle Myer          THE COLORADO STATE BANK BUILDING          Of Counsel
Allan B. Adams          1600 BROADWAY - SUITE 1480           Robert Swanson
Robert K. Swanson       DENVER, COLORADO 80202-4915              ------
Thomas J. Wolf*          TELEPHONE (303) 866-9800             Fred E. Neef
*Board certified civil   FACSIMILE (303) 866-9818              (1910-1986)
 trial advocate by the
 National Board of Trial
 Advocacy



                             October 23, 1996


Oppenheimer Main Street Funds, Inc.
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

This opinion is rendered in connection with the public offering of the $.01 par value shares of stock of Oppenheimer Main Street Funds, Inc., a corporation organized under the laws of the State of Maryland (the "Corporation"). The Corporation currently has authorized the establishment of two series, the Oppenheimer Main Street Income & Growth Fund which issues Class A, Class B and Class C shares, and the Oppenheimer Main Street California Tax-Exempt Fund which issues Class A and Class B shares. As counsel for the Corporation, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period commencing July 1, 1996 and ending August 31, 1996, the following shares of each of the two above named series of the Corporation were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

     Oppenheimer Main Street Income & Growth Fund

          Class A shares                 7,371,957
          Class B shares                 7,450,147
          Class C shares                 1,781,668

     Oppenheimer Main Street California Tax-Exempt Fund

          Class A shares                    67,135
          Class B shares                    44,022

It is our opinion that the said shares of stock of each series and class of the Corporation sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued, fully paid and nonassessable by the Corporation.

                              Sincerely,
                              MYER, SWANSON, ADAMS & WOLF, P.C.

                                   /s/ Allan B. Adams
                              By_________________________________
                                Allan B. Adams